Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2022
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Top Ships Inc. and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007, respectively. The Company is an international provider of worldwide oil, petroleum products and bulk liquid chemicals transportation services.

As of June 30, 2022, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these unaudited interim condensed consolidated financial statements as well as intermediary companies that are 100% subsidiaries of the Company that own shipowning companies.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

Wholly owned Shipowning Companies (“SPC”) with vessels in operation during period ended June 30, 2022		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
2	South California Inc.	January 2018	Marshall Islands	M/T Eco Bel Air	April 2019 (sold and leased back in 2020)
3	Malibu Warrior Inc.	January 2018	Marshall Islands	M/T Eco Beverly Hills	May 2019 (sold and leased back in 2020)
4	Roman Empire Inc.	February 2020	Marshall Islands	Eco West Coast	March 2021
5	Athenean Empire Inc.	February 2020	Marshall Islands	Eco Malibu	May 2021
6	Eco Oceano Ca Inc.	December 2020	Marshall Islands	Eco Oceano Ca	March 2022
7	Julius Caesar Inc.	May 2020	Marshall Islands	Julius Caesar (Hull No. 3213)	January 2022
8	Legio X Inc.	December 2020	Marshall Islands	Legio X Equestris (Hull No. 3214)	March 2022

As of June 30, 2022, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2021, filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 15, 2022.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2022 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2022.

Following Russia’s invasion of Ukraine in February 2022, the U.S., several European Union nations, the UK and other countries have announced sanctions against Russia. The sanctions announced by the U.S. and other countries against Russia include, among others, restrictions on selling or importing goods, services or technology in or from affected regions, travel bans and asset freezes impacting connected individuals and political, military, business and financial organizations in Russia, severing large Russian banks from U.S. and/or other financial systems, and barring some Russian enterprises from raising money in the U.S. market. The U.S., EU nations and other countries could impose wider sanctions and take other actions as a result of the war. With uncertainty remaining at high levels with regards to the global impact of the sanctions already announced to date and the possibility of additional sanctions as well as retaliation measures from Russia’s side that may follow in the period to come, it is difficult to accurately assess the exact impact on the Company. To date, no apparent consequences have been identified on the Company’s business, nor any specific implications on any of its existing counterparties, including clients, suppliers and lenders. Notwithstanding the foregoing, it is possible that these tensions might eventually have an adverse effect the Company’s business, financial condition, results of operations and cash flows.

On September 23, 2022 the Company effected a 1-for-20 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company, or the floor price of the Company’s Series E Shares, or the number of votes of the Company’s Series D, E and F Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants, exercise price of said warrants and conversion prices of the Company’s Series E Shares, in these unaudited interim condensed consolidated financial statements have been retroactively adjusted to reflect this 1-for-20 reverse stock split.